Net Employee Defined Benefit Liability - Additional Information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD yr Trustee
Disclosure of defined benefit plans [abstract]
Number of employer-appointed trustee	4
Number of professional trustee	1
Number of member nominated trustee	2
Amount expected to contribute to pension plan by company | CAD	CAD 14.9
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash	40.00%
Percentage of plans' assets held in annuity policies	30.00%
Weighted average duration of defined benefit obligation | yr	15